Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party disclosures [Abstract]
Related Party Transactions
The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

Balances with related parties

	December 31, 2021	December 31, 2020
Due from other related parties
Charalampos Antoniou	-	67,781
Total	$-	$67,781

	December 31, 2021	December 31, 2020
Due to related parties
Vassilios Gregoriou	$-	$613,971
Emory Sayre De Castro	-	425,528
Christos Kaskavelis	-	75,160
Total	$-	$1,114,659